Bank Premises and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Bank premises and equipment
Less: accumulated depreciation	$ (498,641)	$ (468,167)
Bank premises and equipment, net	506,595	506,899
Bank Building and Improvements
Bank premises and equipment
Bank premises and equipment, gross	$ 573,257	563,302
Bank Building and Improvements | Minimum
Bank premises and equipment
Estimated useful lives	5 years
Bank Building and Improvements | Maximum
Bank premises and equipment
Estimated useful lives	40 years
Furniture, Equipment and Vehicles
Bank premises and equipment
Bank premises and equipment, gross	$ 313,880	292,958
Furniture, Equipment and Vehicles | Minimum
Bank premises and equipment
Estimated useful lives	1 year
Furniture, Equipment and Vehicles | Maximum
Bank premises and equipment
Estimated useful lives	20 years
Land
Bank premises and equipment
Bank premises and equipment, gross	$ 118,099	$ 118,806
Land, Building, Furniture, Fixture and Equipment | Minimum
Bank premises and equipment
Estimated useful lives	7 years
Land, Building, Furniture, Fixture and Equipment | Maximum
Bank premises and equipment
Estimated useful lives	27 years